Capital Structure Management (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) loan	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Capital structure Management
Equity	€ 41,523.0	€ 29,927.0	€ 30,822.0	€ 28,807.0
Equity as a percent of total equity and liabilities	58.00%	51.00%
Equity - percentage change over prior period	39.00%
Current liabilities	€ 16,136.0	€ 12,842.0
Current liabilities as a percent of total equity and liabilities	23.00%	22.00%
Current liabilities - percentage change over prior period	26.00%
Non-current liabilities	€ 13,510.0	€ 15,696.0
Noncurrent liabilities as a percent of total equity and liabilities	19.00%	27.00%
Noncurrent liabilities - percentage change over prior period	(14.00%)
Liabilities	€ 29,646.0	€ 28,537.0
Liabilities as a percent of total equity and liabilities	42.00%	49.00%
Liabilities - percentage change over prior period	4.00%
Thereof financial debt	€ 13,094.0	€ 13,283.0
Thereof financial debt as a percent of total equity and liabilities	18.00%	23.00%
Thereof financial debt - percentage change over prior period	(1.00%)
Lease liabilities	€ 2,143.0	€ 2,120.0
Thereof lease liabilities - as a percent of total equity and liabilities	3.00%	4.00%
Lease liabilities - percentage change over prior period	1.00%
Total equity and liabilities	€ 71,169.0	€ 58,464.0
Total equity and liabilities as a percent of total equity and liabilities	100.00%	100.00%
Total equity and liabilities - percentage change over prior period	22.00%
Proceeds from borrowings	€ 1,680.0	€ 2,132.0	3,622.0
Commercial papers issued	930.0	930.0
Repayment of borrowings	€ 1,952.0	€ 2,430.0	€ 1,309.0
Total financial debt percentage point decrease over prior period	4.00%
Term Loan
Capital structure Management
Number of short-term loans drawn during the period | loan	2
Borrowings term (in years)	1 year
Term Loan | Qualtrics
Capital structure Management
Repayment of borrowings	€ 1,250.0
Short-term Loan 1
Capital structure Management
Proceeds from borrowings	950.0
Short-term Loan 2
Capital structure Management
Proceeds from borrowings	500.0
Commercial Paper
Capital structure Management
Repayment of borrowings	150.0
Eurobond
Capital structure Management
Commercial papers issued	150.0
Repayment of borrowings	€ 500.0